Significant accounting policies- Additional Information (Details) - BRL (R$) R$ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2024	Jul. 23, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 24, 2024
Disclosure of subsidiaries [line items]
Administrative expenses			R$ 1,769,055	R$ 1,461,348	R$ 1,494,484
Revenue			6,400,165	4,752,576	3,562,697
Loss			R$ 972,841	352,260	R$ (14,079)
Liquidity of Cash and Cash Equivalents			3 years
Other provisions	R$ 151,737		R$ 151,737	R$ 70,452
Probability of default			100.00%
Inter & Co Payments, Inc
Disclosure of subsidiaries [line items]
Revenue			R$ 96,126
Profit (loss)			R$ 1,472
Inter Caf Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%	100.00%	100.00%
Inter Boutiques Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			100.00%	100.00%	100.00%
Inter Food Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			70.00%	70.00%	70.00%
IM Designs Desenvolvimento de Software Ltda.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			50.00%	50.00%	50.00%
Meu Acerto
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			60.00%	60.00%	60.00%
Inter Pag Instituição de Pagamento S.A [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	50.00%	100.00%	50.00%	0.00%
Acquisition-related costs for legal fees and due diligence costs			R$ 255
Other provisions						R$ 5,707
Revenue from sales of investments (a)		R$ 34,032
Investments other than investments accounted for using equity method						R$ 77,752
Inter Asset Gestao de Recursos Ltda [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary			70.87%	70.87%	70.00%
Acquisition costs | Inter Pag Instituição de Pagamento S.A [Member]
Disclosure of subsidiaries [line items]
Other provisions	R$ 5,330		R$ 5,330